Pay vs Performance Disclosure - USD ($)	4 Months Ended	9 Months Ended	12 Months Ended
	Apr. 15, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Christopher Posner		Imran Alibhai
	Summary		Summary		Average Summary	Average
	Compensation	Compensation	Compensation	Compensation	Compensation	Compensation	Total
	Table Total	Actually Paid	Table Total	Actually Paid	Table Total for	Actually Paid to	Shareholder	Net Income
Fiscal Year	for PEO[1]	to PEO[2]	for PEO[1]	to PEO[2]	Non-PEO NEOs[3]	Non-PEO NEOs[2]	Return[4]	($M)[5]
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(h)
2025	$2,570,260	$2,559,999	$3,116,090	$1,326,430	$1,135,113	$883,381	$1.11	$(18.21)
2024	$1,065,879	$637,247	$—	$—	$600,068	$458,779	$4.75	$(29.40)
2023	$4,743,329	$(2,735,603)	$—	$—	$1,661,327	$(817,170)	$6.92	$(11.85)
1	The dollar amounts reported in column (b) are the amounts of total compensation reported for our PEOs (Christopher Posner and Imran Alibhai) for each corresponding year in the “Total” column of the Summary Compensation Table.
2	The dollar amounts reported in column (c) and (e) represent the amount of CAP, as computed in accordance with SEC rules. “Compensation Actually Paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. The following table details these adjustments:

Compensation Actually Paid to PEO (Christopher Posner)	FY 2024	FY 2025
Summary Compensation Table Total	$1,065,879	$2,570,260
- Grant date fair value of option awards and stock awards granted in the fiscal year	$(326,800)	$—
+ Year-end fair value of outstanding and unvested equity awards granted in the fiscal year	$—	$—
+ Year over year change in fair value of outstanding and unvested equity awards granted in prior fiscal years	$(43,426)	$—
+ Fair value as of the vesting date of vested awards granted in the fiscal year	$—	$—
+ Year over year change in fair value of equity awards granted in prior fiscal years that vested in the fiscal year	$(25,934)	$(10,261)
- Prior fiscal year end value of any equity awards granted in prior fiscal years that failed to meet vesting conditions during the fiscal year	$(32,472)	$—
Compensation Actually Paid	$637,247	$2,559,999

Compensation Actually Paid to PEO (Imran Alibhai)	FY 2024	FY 2025
Summary Compensation Table Total	N/A	$3,116,090
- Grant date fair value of option awards and stock awards granted in the fiscal year	N/A	$(2,173,903)
+ Year-end fair value of outstanding and unvested equity awards granted in the fiscal year	N/A	$386,731
+ Year over year change in fair value of outstanding and unvested equity awards granted in prior fiscal years	N/A	$—
+ Fair value as of the vesting date of vested awards granted in the fiscal year	N/A	$—
+ Year over year change in fair value of equity awards granted in prior fiscal years that vested in the fiscal year	N/A	$(2,489)
- Prior fiscal year end value of any equity awards granted in prior fiscal years that failed to meet vesting conditions during the fiscal year	N/A	$—
Compensation Actually Paid	N/A	$1,326,430

Compensation Actually Paid to Non-PEO NEOs	FY 2024	FY 2025
Summary Compensation Table Total	$600,068	$1,135,113
- Grant date fair value of option awards and stock awards granted in the fiscal year	$(117,800)	$(247,692)
+ Year-end fair value of outstanding and unvested equity awards granted in the fiscal year	$—	$52,240
+ Year over year change in fair value of outstanding and unvested equity awards granted in prior fiscal years	$(12,717)	$(69,896)
+ Fair value as of the vesting date of vested awards granted in the fiscal year	$—	$—
+ Year over year change in fair value of equity awards granted in prior fiscal years that vested in the fiscal year	$(3,764)	$13,615
- Prior fiscal year end value of any equity awards granted in prior fiscal years that failed to meet vesting conditions during the fiscal year	$(7,008)	$—
Compensation Actually Paid	$458,779	$883,381
3	The dollar amounts reported in column (d) represent the average of the amounts reported for our Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of our Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows:

Fiscal Year	Non-PEO NEOs
2025	Ryan Maynard, Scott Terrillion, Dan Conn, John Kauh
2024	Ryan Maynard and Scott Terrillion
2023	Joana Goncalves, M.D. and Ryan Maynard
4	TSR determined in Column (f) is based on the value of an initial fixed investment of $100 in Cara (now known as Tvardi following the Merger) as of December 31, 2022.
5	The dollar amounts in Column (h) represent Tvardi (formerly Cara) GAAP Net Income (in millions) for 2025. For fiscal years 2023 and 2024, GAAP Net Income (in millions) represents the results of Cara prior to the Merger.

Named Executive Officers, Footnote
1	The dollar amounts reported in column (b) are the amounts of total compensation reported for our PEOs (Christopher Posner and Imran Alibhai) for each corresponding year in the “Total” column of the Summary Compensation Table.
3	The dollar amounts reported in column (d) represent the average of the amounts reported for our Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of our Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows:

Fiscal Year	Non-PEO NEOs
2025	Ryan Maynard, Scott Terrillion, Dan Conn, John Kauh
2024	Ryan Maynard and Scott Terrillion
2023	Joana Goncalves, M.D. and Ryan Maynard

Adjustment To PEO Compensation, Footnote
2	The dollar amounts reported in column (c) and (e) represent the amount of CAP, as computed in accordance with SEC rules. “Compensation Actually Paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. The following table details these adjustments:

Compensation Actually Paid to PEO (Christopher Posner)	FY 2024	FY 2025
Summary Compensation Table Total	$1,065,879	$2,570,260
- Grant date fair value of option awards and stock awards granted in the fiscal year	$(326,800)	$—
+ Year-end fair value of outstanding and unvested equity awards granted in the fiscal year	$—	$—
+ Year over year change in fair value of outstanding and unvested equity awards granted in prior fiscal years	$(43,426)	$—
+ Fair value as of the vesting date of vested awards granted in the fiscal year	$—	$—
+ Year over year change in fair value of equity awards granted in prior fiscal years that vested in the fiscal year	$(25,934)	$(10,261)
- Prior fiscal year end value of any equity awards granted in prior fiscal years that failed to meet vesting conditions during the fiscal year	$(32,472)	$—
Compensation Actually Paid	$637,247	$2,559,999

Compensation Actually Paid to PEO (Imran Alibhai)	FY 2024	FY 2025
Summary Compensation Table Total	N/A	$3,116,090
- Grant date fair value of option awards and stock awards granted in the fiscal year	N/A	$(2,173,903)
+ Year-end fair value of outstanding and unvested equity awards granted in the fiscal year	N/A	$386,731
+ Year over year change in fair value of outstanding and unvested equity awards granted in prior fiscal years	N/A	$—
+ Fair value as of the vesting date of vested awards granted in the fiscal year	N/A	$—
+ Year over year change in fair value of equity awards granted in prior fiscal years that vested in the fiscal year	N/A	$(2,489)
- Prior fiscal year end value of any equity awards granted in prior fiscal years that failed to meet vesting conditions during the fiscal year	N/A	$—
Compensation Actually Paid	N/A	$1,326,430

Non-PEO NEO Average Total Compensation Amount			$ 1,135,113	$ 600,068	$ 1,661,327
Non-PEO NEO Average Compensation Actually Paid Amount			$ 883,381	458,779	(817,170)
Adjustment to Non-PEO NEO Compensation Footnote
2	The dollar amounts reported in column (c) and (e) represent the amount of CAP, as computed in accordance with SEC rules. “Compensation Actually Paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. The following table details these adjustments:

Compensation Actually Paid to Non-PEO NEOs	FY 2024	FY 2025
Summary Compensation Table Total	$600,068	$1,135,113
- Grant date fair value of option awards and stock awards granted in the fiscal year	$(117,800)	$(247,692)
+ Year-end fair value of outstanding and unvested equity awards granted in the fiscal year	$—	$52,240
+ Year over year change in fair value of outstanding and unvested equity awards granted in prior fiscal years	$(12,717)	$(69,896)
+ Fair value as of the vesting date of vested awards granted in the fiscal year	$—	$—
+ Year over year change in fair value of equity awards granted in prior fiscal years that vested in the fiscal year	$(3,764)	$13,615
- Prior fiscal year end value of any equity awards granted in prior fiscal years that failed to meet vesting conditions during the fiscal year	$(7,008)	$—
Compensation Actually Paid	$458,779	$883,381

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount			$ 1.11	4.75	6.92
Net Income (Loss)			(18,210,000)	(29,400,000)	(11,850,000)
PEO Name	Christopher Posner	Imran Alibhai
Christopher Posner
Pay vs Performance Disclosure
PEO Total Compensation Amount			2,570,260	1,065,879	4,743,329
PEO Actually Paid Compensation Amount			2,559,999	637,247	$ (2,735,603)
Imran Alibhai
Pay vs Performance Disclosure
PEO Total Compensation Amount			3,116,090
PEO Actually Paid Compensation Amount			1,326,430
PEO | Christopher Posner | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(326,800)
PEO | Christopher Posner | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(43,426)
PEO | Christopher Posner | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(10,261)	(25,934)
PEO | Christopher Posner | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(32,472)
PEO | Imran Alibhai | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,173,903)
PEO | Imran Alibhai | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			386,731
PEO | Imran Alibhai | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,489)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(247,692)	(117,800)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			52,240
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(69,896)	(12,717)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 13,615	(3,764)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (7,008)